Consolidated income statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
CONTINUING OPERATIONS
Revenue	$ 2,761.8	$ 2,666.4	$ 2,454.1
Cost of sales	(2,105.1)	(2,001.2)	(1,988.5)
Investment income	5.6	8.3	6.3
Finance expense	(81.3)	(78.1)	(82.9)
Gain/(loss) on financial instruments	34.4	14.4	(4.5)
Foreign exchange (loss)/gain	(3.5)	(6.4)	9.5
Other costs, net	(19.0)	(16.8)	(21.7)
Share-based payments	(26.8)	(14.0)	(10.7)
Long-term incentive plan	(5.0)	(10.5)	(5.1)
Exploration expense	(109.8)	(86.1)	(51.8)
Share of results of equity-accounted investees, net of taxation	(1.3)	(2.3)	(5.7)
Restructuring costs	(9.2)	(11.7)	(9.3)
Silicosis settlement costs	(30.2)	0.0	0.0
Impairment, net of reversal of impairment of investments and assets	(200.2)	(76.5)	(206.9)
Profit on disposal of investments	0.0	2.3	0.1
Profit/(loss) on disposal of assets	4.0	48.0	(0.1)
Profit before royalties and taxation	214.4	435.8	82.8
Royalties	(62.0)	(78.4)	(73.9)
Profit before taxation	152.4	357.4	8.9
Mining and income taxation	(173.2)	(189.5)	(248.5)
(Loss)/profit from continuing operations	(20.8)	167.9	(239.6)
DISCONTINUED OPERATIONS
Profit/(loss) from discontinued operations, net of taxation	13.1	1.2	(8.2)
(Loss)/profit for the year	(7.7)	169.1	(247.8)
(Loss)/profit attributable to:
Owners of the parent	(18.7)	158.2	(247.3)
Continuing operations	(31.8)	157.0	(239.1)
Discontinued operations	13.1	1.2	(8.2)
Non-controlling interests	11.0	10.9	(0.5)
Continuing operations	11.0	10.9	(0.5)
(Loss)/profit for the year	$ (7.7)	$ 169.1	$ (247.8)
(Loss)/earnings per share attributable to owners of the parent:
Basic (loss)/earnings per share from continuing operations cents	$ (0.04)	$ 0.19	$ (0.31)
Basic earnings/(loss) per share from discontinued operations cents	0.02	0.00	(0.01)
Diluted basic (loss)/earnings per share from continuing operations cents	(0.04)	0.19	(0.31)
Diluted basic earnings/(loss) per share from discontinued operations cents	$ 0.02	$ 0.00	$ (0.01)

[1]	As Restated - Refer note 40 for further details.